Document and Entity Information	12 Months Ended
Apr. 30, 2026
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	KESTRA MEDICAL TECHNOLOGIES, LTD.
Amendment Flag	false
Entity Central Index Key	0001877184